American Funds® International Vantage Fund
Investment portfolio
July 31, 2026
unaudited

Common stocks 97.12% Industrials 26.91%	Shares	Value (000)
Rolls-Royce Holdings PLC	3,097,422	$61,274
Airbus SE, non-registered shares	204,205	47,614
BAE Systems PLC	1,661,701	46,896
Safran SA	108,654	42,400
Hitachi, Ltd.	1,195,100	39,563
Recruit Holdings Co., Ltd.	464,300	36,623
DSV A/S	166,265	36,051
Mitsubishi Corp.	1,177,854	35,357
Marubeni Corp.	1,054,300	34,464
Schneider Electric SE	98,300	32,828
Siemens AG	89,581	29,198
Ryanair Holdings PLC (ADR)	479,836	28,075
ABB, Ltd.	268,462	26,406
Compagnie de Saint-Gobain SA, non-registered shares	247,609	23,208
RELX PLC	631,941	22,204
MTU Aero Engines AG	43,678	18,223
Mitsubishi Electric Corp.	473,700	17,602
Kingspan Group PLC	162,642	15,051
Computershare, Ltd.	504,361	14,529
Rheinmetall AG, non-registered shares	10,144	13,335
ITOCHU Corp.	983,600	12,451
Bombardier, Inc., Class B (a)	44,846	10,804
Daikin Industries, Ltd.	72,600	10,630
Komatsu, Ltd.	234,800	10,321
Deutsche Post AG	117,320	7,814
Weir Group PLC (The)	213,805	7,596
Atlas Copco AB, Class A	292,808	6,184
Kubota Corp.	343,500	5,927
SPIE SA	93,981	5,042
Ebara Corp.	138,300	4,831
Babcock International Group PLC	316,692	4,785
Epiroc AB, Class A	169,618	4,348
ASSA ABLOY AB, Class B	103,998	3,856
BayCurrent, Inc.	70,700	3,172
IHI Corp.	169,200	3,007
Kandenko Co., Ltd.	78,600	2,652
		724,321
Financials 19.79%
Skandinaviska Enskilda Banken AB, Class A	2,320,941	54,427
UniCredit SpA	547,409	51,516
DBS Group Holdings, Ltd.	717,870	41,434
Resona Holdings, Inc.	2,840,590	39,126
Hong Kong Exchanges and Clearing, Ltd.	705,800	36,773
Euronext NV	187,005	34,201
BNP Paribas SA	268,050	33,896
American Funds International Vantage Fund — Page 1 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria SA	1,153,637	$32,194
Banco Santander SA	1,961,746	27,866
NatWest Group PLC	2,734,825	26,015
Tokio Marine Holdings, Inc.	506,000	25,805
Japan Post Bank Co., Ltd.	1,198,800	23,440
Deutsche Boerse AG	74,378	22,497
AIA Group, Ltd.	2,027,100	20,484
T&D Holdings, Inc.	554,200	17,723
Standard Chartered PLC (GBP denominated)	398,104	11,740
Poste Italiane SpA	303,341	9,168
Banca Generali SpA	79,113	5,962
Munchener Ruckversicherungs-Gesellschaft AG	7,148	4,304
Medibank Private, Ltd.	985,181	3,584
Wise Group PLC, Class A (CDI) (a)	283,607	3,385
Sampo Oyj, Class A	302,204	3,354
Erste Group Bank AG	24,040	3,127
London Stock Exchange Group PLC	6,281	711
		532,732
Information technology 14.71%
ASML Holding NV	75,434	124,756
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	149,625	60,486
SAP SE	241,384	43,891
Tokyo Electron, Ltd.	105,700	36,871
Keyence Corp.	54,520	27,807
Shopify, Inc., Class A, subordinate voting shares (a)	213,158	24,971
SK hynix, Inc. (GDR)	19,139	23,063
Halma PLC	308,986	14,700
OBIC Co., Ltd.	453,300	12,892
Disco Corp.	23,100	8,491
TDK Corp.	368,900	6,974
Advantest Corp.	33,200	6,782
Fujitsu, Ltd.	186,800	4,296
		395,980
Consumer discretionary 7.40%
LVMH Moet Hennessy-Louis Vuitton SE	68,455	37,508
Industria de Diseno Textil SA	465,350	30,287
Sony Group Corp.	1,083,700	25,794
Amadeus IT Group SA, Class A, non-registered shares	364,669	22,430
Panasonic Holdings Corp.	664,100	17,881
MercadoLibre, Inc. (a)	7,809	14,665
Compagnie Generale des Etablissements Michelin	328,647	13,253
Alibaba Group Holding, Ltd.	715,100	10,668
Moncler SpA	168,959	9,566
Ferrari NV (EUR denominated)	14,627	5,737
Ryohin Keikaku Co., Ltd.	118,600	3,114
Sumitomo Electric Industries, Ltd.	223,500	3,068
ASICS Corp.	95,000	2,839
Nitori Holdings Co., Ltd.	154,500	2,465
		199,275
American Funds International Vantage Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care 7.07%	Shares	Value (000)
AstraZeneca PLC (GBP denominated)	377,150	$64,209
Novo Nordisk AS, Class B	565,606	26,745
Chugai Pharmaceutical Co., Ltd.	528,800	23,039
EssilorLuxottica SA	108,528	20,531
Roche Holding AG, nonvoting shares	34,890	15,260
HOYA Corp.	70,200	10,887
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	1,332,800	9,704
BeOne Medicines, Ltd. (ADR) (a)	27,797	8,784
Siemens Healthineers AG	150,484	6,396
Takeda Pharmaceutical Co., Ltd.	135,800	4,705
		190,260
Utilities 6.69%
Engie SA	1,714,922	53,612
RWE AG	672,778	44,361
Iberdrola SA, non-registered shares	1,766,037	42,054
Veolia Environnement SA	738,212	29,343
Kansai Electric Power Co., Inc.	708,600	10,869
		180,239
Consumer staples 5.45%
British American Tobacco PLC	543,431	33,471
L’Oreal SA, non-registered shares	73,685	32,879
Imperial Brands PLC	578,518	22,026
Anheuser-Busch InBev SA/NV	213,104	18,480
Danone SA	221,702	17,262
Nestle SA	127,697	12,796
Carlsberg A/S, Class B	46,072	6,796
Diageo PLC	136,125	2,999
		146,709
Materials 4.33%
Glencore PLC	2,980,333	21,811
Barrick Mining Corp.	278,551	10,231
Barrick Mining Corp. (CAD denominated)	233,426	8,567
Antofagasta PLC	320,624	15,794
BASF SE	214,724	12,479
Air Liquide SA	54,342	10,698
ArcelorMittal SA	151,452	10,608
Heidelberg Materials AG, non-registered shares	45,209	8,393
Shin-Etsu Chemical Co., Ltd.	181,700	6,624
Resonac Holdings Co., Ltd.	56,800	4,900
Wheaton Precious Metals Corp. (CAD denominated)	35,612	3,874
Agnico Eagle Mines, Ltd. (CAD denominated)	17,248	2,504
		116,483
Energy 2.70%
TotalEnergies SE (EUR denominated)	644,875	56,829
Cenovus Energy, Inc. (CAD denominated)	525,001	15,830
		72,659
Communication services 2.07%
Tencent Holdings, Ltd.	312,300	18,923
Nintendo Co., Ltd.	345,200	16,661
Koninklijke KPN NV	1,363,301	6,463
American Funds International Vantage Fund — Page 3 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Swisscom AG	8,365	$6,436
Spotify Technology SA (a)	8,535	4,267
BT Group PLC	1,112,788	3,019
		55,769
Total common stocks (cost: $1,633,017,000)		2,614,427
Short-term securities 2.86% Money market investments 2.86%
Capital Group Central Cash Fund 3.70% (b)(c)	768,811	76,889
Total short-term securities (cost: $76,874,000)		76,889
Total investment securities 99.98% (cost: $1,709,891,000)		2,691,316
Other assets less liabilities 0.02%		626
Net assets 100.00%		$2,691,942
Investments in affiliates (c)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.86%
Money market investments 2.86%
Capital Group Central Cash Fund 3.70% (b)	$128,752	$509,945	$561,805	$10	$(13)	$76,889	$2,643

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 7/31/2026.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds International Vantage Fund — Page 4 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds International Vantage Fund — Page 5 of 7

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$724,321	$—	$—	$724,321
Financials	532,732	—	—	532,732
Information technology	372,917	23,063	—	395,980
Consumer discretionary	181,394	17,881	—	199,275
Health care	190,260	—	—	190,260
Utilities	180,239	—	—	180,239
Consumer staples	146,709	—	—	146,709
Materials	116,483	—	—	116,483
Energy	72,659	—	—	72,659
Communication services	55,769	—	—	55,769
Short-term securities	76,889	—	—	76,889
Total	$2,650,372	$40,944	$—	$2,691,316

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
American Funds International Vantage Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-123-0926
American Funds International Vantage Fund — Page 7 of 7